Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement

21.    FAIR VALUE MEASUREMENT

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments at fair value on a recurring basis. The fair values of the Company’s held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s long-term available-for-sale debt investment is measured using the market approach. The fair values of the Company’s available-for-sale equity investments in the equity securities of publicly listed companies are measured using quoted market prices.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The fair value of the long-term notes payable is disclosed using quoted market price.

Assets and liabilities measured or disclosed at fair value are summarized below:

	Total fair value at December 31, 2014	Fair value measurement or disclosure at December 31, 2014 using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,746,888		1,746,888
Money market fund	755,095	755,095
Short-term investments Held-to-maturity investments
Fixed-rate investments	38,248,723		38,248,723
Adjustable-rate investments	59,519		59,519
Long-term investments Held-to-maturity investments
Fixed-rate investments	531,318		531,318
Long-term notes payable	21,811,666	21,811,666

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	2,865,096		2,865,096
Adjustable-rate debt investments	1,568,543		1,568,543
Equity investments	45,508	45,508
Long-term investments Available-for-sale investments
Debt investment	272,680			272,680
Equity investment	115,921	115,921

Non-recurring
Long-term investments	—			—	(93,424)
Intangible assets	—			—	(1,625)

Total assets measured at fair value	4,867,748	161,429	4,433,639	272,680	(95,049)

As of December 31, 2014, long-term available-for-sale debt investment was measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

As of December 31, 2014, certain intangible assets (Note 8) and equity method investments (Note 4) were written down from their respective carrying value to fair value of nil, which were measured using significant unobservable inputs (Level 3), with impairment charges incurred and recorded in earnings for the year then ended.

	Total fair value at December 31, 2015		Fair value measurement or disclosure at December 31, 2015 using
			Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	678,000	104,665		678,000
Money market fund	608,353	93,914	608,353
Short-term investments Held-to-maturity investments
Fixed-rate investments	37,134,096	5,732,517		37,134,096
Long-term investments Held-to-maturity investments
Fixed-rate investments	1,806,446	278,867		1,806,446
Long-term notes payable	30,714,586	4,741,515	30,714,586

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	6,958,399	1,074,192		6,958,399
Adjustable-rate debt investments	13,325,385	2,057,085		13,325,385
Equity investments	742,618	114,640	742,618
Long-term investments Available-for-sale investments
Equity investments	276,965	42,756	276,965
Non-recurring
Long-term investments	—	—			—	(116,978)	(18,058)

Total assets measured at fair value	21,303,367	3,288,673	1,019,583	20,283,784	—	(116,978)	(18,058)

As of December 31, 2015, a cost method investment (Note 4) was written down from its carrying value to fair value of nil, which was measured using significant unobservable inputs (Level 3), with impairment charges incurred and recorded in earnings for the year then ended.

The following table presents a reconciliation of long-term available-for-sale debt investment at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Long-term available-for- sale debt investment
	RMB	US$
	(In thousands)
Balance as of January 1, 2015	272,680	42,095
Reclassification as a cost method investment	(272,680)	(42,095)

Balance as of December 31, 2015	—	—

As of December 31, 2014, long-term available-for-sale debt investment represented investment in the redeemable preferred shares of a private company. As the preferred shares were redeemable at the option of the Company, the investment was classified as available-for-sale debt securities and measured at fair value. In June 2015, the redemption right was modified such that the preferred shares are only redeemable upon the occurrence of certain events out of the Company’s control. The modification was accounted for as an extinguishment of the available-for-sale debt investment and any relevant unrealized gains/losses in other comprehensive income was recognized in earnings immediately upon reclassification to a cost method investment. Subsequent to the modification, the preferred shares were reclassified to cost method investments as the investment was not an in-substance common stock investment in a corporation and did not have a readily determinable fair value.